ADMINISTRATION	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
ADMINISTRATION	ADMINISTRATION
The Master Trust agreement provides, among other things, that the Trustee shall keep accounts of all trust transactions and report them periodically to the Company. Investment decisions, within the guidelines of the investment funds, are made by the Trustee and investment managers.